Goodwill and Other Intangible Assets - Summary of Intangible Assets (Detail) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Finite Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 3,175,120	$ 3,174,658	$ 3,142,112
Accumulated Amortization	2,287,535	2,260,212	2,149,868
Goodwill gross carrying amount	2,165,895	2,165,864	2,165,810	$ 2,172,922
Goodwill accumulated amortization	253,536	253,536	253,536
LAMAR MEDIA CORP. AND SUBSIDIARIES [Member]
Finite Lived Intangible Assets [Line Items]
Gross Carrying Amount		3,174,112	3,141,566
Accumulated Amortization		2,260,134	2,149,790
Goodwill gross carrying amount		2,154,844	2,154,790	$ 2,161,902
Goodwill accumulated amortization		$ 252,667	252,667
Minimum [Member]
Finite Lived Intangible Assets [Line Items]
Estimated Life (Years)		2 years
Maximum [Member]
Finite Lived Intangible Assets [Line Items]
Estimated Life (Years)		15 years
Customer Lists and Contracts [Member]
Finite Lived Intangible Assets [Line Items]
Gross Carrying Amount	645,765	$ 645,739	641,714
Accumulated Amortization	$ 568,949	563,135	539,405
Customer Lists and Contracts [Member] | LAMAR MEDIA CORP. AND SUBSIDIARIES [Member]
Finite Lived Intangible Assets [Line Items]
Gross Carrying Amount		645,739	641,714
Accumulated Amortization		$ 563,135	539,405
Customer Lists and Contracts [Member] | Minimum [Member]
Finite Lived Intangible Assets [Line Items]
Estimated Life (Years)	7 years	7 years
Customer Lists and Contracts [Member] | Minimum [Member] | LAMAR MEDIA CORP. AND SUBSIDIARIES [Member]
Finite Lived Intangible Assets [Line Items]
Estimated Life (Years)		7 years
Customer Lists and Contracts [Member] | Maximum [Member]
Finite Lived Intangible Assets [Line Items]
Estimated Life (Years)	10 years	10 years
Customer Lists and Contracts [Member] | Maximum [Member] | LAMAR MEDIA CORP. AND SUBSIDIARIES [Member]
Finite Lived Intangible Assets [Line Items]
Estimated Life (Years)		10 years
Non-competition Agreements [Member]
Finite Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 66,206	$ 66,156	66,014
Accumulated Amortization	$ 64,712	64,647	64,379
Non-competition Agreements [Member] | LAMAR MEDIA CORP. AND SUBSIDIARIES [Member]
Finite Lived Intangible Assets [Line Items]
Gross Carrying Amount		66,156	66,014
Accumulated Amortization		$ 64,647	64,379
Non-competition Agreements [Member] | Minimum [Member]
Finite Lived Intangible Assets [Line Items]
Estimated Life (Years)	3 years	3 years
Non-competition Agreements [Member] | Minimum [Member] | LAMAR MEDIA CORP. AND SUBSIDIARIES [Member]
Finite Lived Intangible Assets [Line Items]
Estimated Life (Years)		3 years
Non-competition Agreements [Member] | Maximum [Member]
Finite Lived Intangible Assets [Line Items]
Estimated Life (Years)	15 years	15 years
Non-competition Agreements [Member] | Maximum [Member] | LAMAR MEDIA CORP. AND SUBSIDIARIES [Member]
Finite Lived Intangible Assets [Line Items]
Estimated Life (Years)		15 years
Site Locations [Member]
Finite Lived Intangible Assets [Line Items]
Estimated Life (Years)		15 years
Gross Carrying Amount	$ 2,413,111	$ 2,412,745	2,384,520
Accumulated Amortization	$ 1,615,056	1,593,805	1,509,335
Site Locations [Member] | LAMAR MEDIA CORP. AND SUBSIDIARIES [Member]
Finite Lived Intangible Assets [Line Items]
Gross Carrying Amount		2,412,745	2,384,520
Accumulated Amortization		$ 1,593,805	1,509,335
Site Locations [Member] | Maximum [Member]
Finite Lived Intangible Assets [Line Items]
Estimated Life (Years)	15 years
Site Locations [Member] | Maximum [Member] | LAMAR MEDIA CORP. AND SUBSIDIARIES [Member]
Finite Lived Intangible Assets [Line Items]
Estimated Life (Years)		15 years
Other [Member]
Finite Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 50,038	$ 50,018	49,864
Accumulated Amortization	$ 38,818	38,625	36,749
Other [Member] | LAMAR MEDIA CORP. AND SUBSIDIARIES [Member]
Finite Lived Intangible Assets [Line Items]
Gross Carrying Amount		49,472	49,318
Accumulated Amortization		$ 38,547	$ 36,671
Other [Member] | Minimum [Member]
Finite Lived Intangible Assets [Line Items]
Estimated Life (Years)	2 years	2 years
Other [Member] | Minimum [Member] | LAMAR MEDIA CORP. AND SUBSIDIARIES [Member]
Finite Lived Intangible Assets [Line Items]
Estimated Life (Years)		2 years
Other [Member] | Maximum [Member]
Finite Lived Intangible Assets [Line Items]
Estimated Life (Years)	15 years	15 years
Other [Member] | Maximum [Member] | LAMAR MEDIA CORP. AND SUBSIDIARIES [Member]
Finite Lived Intangible Assets [Line Items]
Estimated Life (Years)		15 years